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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2464

                               MFS SERIES TRUST IX
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                Date of fiscal year end: April 30 and October 31*

             Date of reporting period: July 1, 2005 - June 30, 2006

* MFS Inflation-Adjusted Bond Fund, a series of the Registrant, has a fiscal year end of October 31. The fiscal year end of the remaining series of the Registrant is April 30.

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ITEM 1. PROXY VOTING RECORD.
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02464
Reporting Period: 07/01/2005 - 06/30/2006
MFS Series Trust IX









================================ MFS BOND FUND =================================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

====================== MFS INFLATION - ADJUSTED BOND FUND ======================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

================= MFS INTERMEDIATE INVESTMENT GRADE BOND FUND ==================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

========================== MFS LIMITED MATURITY FUND ===========================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

===================== MFS MUNICIPAL LIMITED MATURITY FUND ======================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

============================ MFS RESEARCH BOND FUND ============================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

=========================== MFS RESEARCH BOND FUND J ===========================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX


By (Signature and Title) MARIA F. DWYER*
                         -------------------------------------------
                         Maria F. Dwyer, Principal Executive Officer

Date: August 25, 2006


*By (Signature and Title) SUSAN S. NEWTON
                          ------------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. Dwyer pursuant to a Power of Attorney dated July 13, 2006. (1)

(1) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 61 filed with the SEC via EDGAR on July 27, 2006.